Assets and liabilities held for sale (Details) $ in Thousands					1 Months Ended		3 Months Ended			12 Months Ended
	Oct. 14, 2022 USD ($)	May 04, 2021 USD ($)	May 01, 2021 USD ($)	Apr. 01, 2021 USD ($)	Aug. 31, 2021 USD ($)	Nov. 30, 2020 USD ($) ft²	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Apr. 30, 2022 USD ($)
Eureka | Disposed by sale
Assets and liabilities held for sale
Total consideration					$ 3,000
Cash consideration					250
Proceeds from sale of notes receivable					$ 2,750
Pueblo West Organics assets | Disposed by sale
Assets and liabilities held for sale
Gain (loss) on disposal							$ 300
HMS assets | Disposed by sale
Assets and liabilities held for sale
Gain (loss) on disposal		$ 1,500
Proceeds from sale of notes receivable		22,400									$ 2,200
Consideration after adjustments		$ 24,600
HMS assets | Disposed by sale | Cultivation and processing facility
Assets and liabilities held for sale
Total consideration						$ 27,500
Area of land | ft²						22,000
Elevate Takoma | Disposed by sale
Assets and liabilities held for sale
Proceeds retained (as a percent)						100.00%
Total consideration			$ 3,600			$ 2,000
Gain (loss) on disposal			$ 1,600
GR Companies, Inc. | Illinois Assets
Assets and liabilities held for sale
Number of licensed medical dispensaries | item										3
Number of adult use dispensaries | item										9
Proceeds from sale of rights, retained										$ 25,000
Proceeds from sale of rights, remitted										$ 25,000
Proceeds retained (as a percent)										50.00%
Threshold amount retained										$ 50,000
Proceeds remitted (as a percent)										50.00%
Payments for sale of rights										$ 25,000
Payments for sale of rights in shares, Value										$ 30,000
Exit payment option exercised	$ 28,300
GR Companies, Inc. | Illinois Assets | Parallel Illinois, LLC
Assets and liabilities held for sale
Total consideration				$ 100,000
Cash consideration				60,000
Consideration in shares				40,000
Consideration received as deposits				10,000					$ 10,000
GR Companies, Inc. | Illinois Assets | Parallel Illinois, LLC | Maximum
Assets and liabilities held for sale
Earn out consideration				$ 55,000
GR Companies, Inc. | Grassroots Oklahoma
Assets and liabilities held for sale
Gain (loss) on disposal									$ 1,000
GR Companies, Inc. | Little Rock, Arkansas
Assets and liabilities held for sale
Gain (loss) on disposal								$ 4,500